Financial Risks - Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity 10% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	€ (5)	€ (10)
Shareholders' equity	(13)	29
Equity 10% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(271)	(325)
Shareholders' equity	(265)	(320)
Equity 10% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	310	291
Net result	422	415
Shareholders' equity	397	397
Equity 10% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	4	16
Shareholders' equity	11	(28)
Equity 10% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	229	344
Shareholders' equity	225	340
Equity 10% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(316)	(274)
Net result	(465)	(522)
Shareholders' equity	(431)	(509)
Equity 25% increase [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(31)	(43)
Shareholders' equity	(50)	59
Equity 25% increase [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	(737)	(699)
Shareholders' equity	(721)	(690)
Equity 25% increase [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	775	723
Net result	1,035	917
Shareholders' equity	989	872
Equity 25% decrease [member] | Financial instruments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	35	55
Shareholders' equity	53	(53)
Equity 25% decrease [member] | Insurance and reinsurance assets [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Net result	965	1,010
Shareholders' equity	945	997
Equity 25% decrease [member] | Insurance and reinsurance liabilities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
CSM	(804)	(618)
Net result	(1,499)	(1,539)
Shareholders' equity	€ (1,434)	€ (1,505)